SSGA FUNDS

STATE STREET INSTITUTIONAL INVESTMENT TRUST

ELFUN DIVERSIFIED FUND

ELFUN GOVERNMENT MONEY MARKET FUND

ELFUN INCOME FUND

ELFUN INTERNATIONAL EQUITY FUND

ELFUN TAX-EXEMPT INCOME FUND

ELFUN TRUSTS

STATE STREET INSTITUTIONAL FUNDS

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

(each a “Trust” or “Company,” and collectively the “Fund Entities”)

Supplement dated March 2, 2023 to the Statements of Additional Information, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Fund Entities listed on Appendix A (each a “Fund,” and collectively the “Funds”)

The following information supplements the Funds’ statements of additional information.

Mark E. Swanson has been appointed Fund Trustee/Director by the Boards of Trustees/Directors of the Funds (collectively, the “Board”) effective March 2, 2023. Mr. Swanson is an independent Trustee/Director and serves on the Audit Committee, Governance Committee, Valuation Committee, Nominating Committee and Qualified Legal Compliance Committee. The following information about Mr. Swanson is added to the Funds’ statements of additional information:

Name, Address and Year of Birth	Position(s) Held with Trust/ Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee/ Director†	Other Directorships Held by Trustee/ Director During Past Five Years
Independent Trustees/Directors
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee/ Director	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 – 2022); Global Head of Fund Services, Russell Investments (2013-2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998—2022); President and Chief Executive Officer, RIF (2016-2017 and 2020 to 2022); President and Chief Executive Officer, RIC (2016-2017 and 2020-2022)	55	Director and President, Russell Investments Fund Services, LLC (2010-2023); Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010-2023).

†	For the purpose of determining the number of portfolios overseen by the Trustees/Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

Summary of Trustee’s/Director’s Qualifications

Mark E. Swanson: Mr. Swanson has over twenty-five years of experience in executive management with financial services institutions, including extensive experience relating to, fund operations, financial reporting, fund accounting, and fund services. Mr. Swanson recently retired from Russell Investments, having served most recently as the Global Head of Fund

Services. Additionally, Mr. Swanson served as Treasurer, Chief Accounting Officer and Chief Financial Officer Russell Investment Company (“RIC”) and Russell Investment Funds (“RIF”). Previously, Mr. Swanson served as Global Head of Fund Operations for Russell, as well as serving in different directorships with RIC, RIF and other Russell entities. Mr. Swanson serves as a Trustee of State Street Institutional Investment Trust, State Street Master Funds, State Street Navigator Securities Lending Trust, SSGA Funds, Elfun Diversified Fund, Elfun Government Money Market Fund, Elfun Income Fund, Elfun International Equity Fund, Elfun Tax Exempt Income Fund, Elfun Trusts, and State Street Institutional Funds and a Director of State Street Variable Insurance Funds, Inc.

Trustee/Director Ownership of Securities of the Trust/Company

The following table sets forth information describing the dollar range of the Funds’ equity securities beneficially owned by Mr. Swanson as of December 31, 2022:

	Dollar Range of Equity Securities In The Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustees/Directors in Family of Investment Companies
Name of Independent Trustee/Director
Mark E. Swanson(1)	None	None

(1)	Mr. Swanson was appointed as Independent Trustee/Director effective March 2, 2023.

Trustee/Director Compensation

Mr. Swanson did not receive compensation from the Funds for services as Trustee/Director for the most recently completed fiscal years of the Funds because he did not serve as Trustee/Director during the relevant periods.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

03022SUPP1

APPENDIX A

SSGA FUNDS

STATE STREET INTERNATIONAL STOCK		December 29, 2022
SELECTION FUND
Class A	(SSILX)
Class I	(SSIPX)
Class K	(SSIQX)
Class N	(SSAIX)

STATE STREET S&P 500 INDEX FUND		December 29, 2022
Class N	(SVSPX)

STATE STREET INSTITUTIONAL FUNDS

STATE STREET INSTITUTIONAL PREMIER GROWTH EQUITY FUND		January 31, 2023
Investment Class	(SSPGX)
Service Class	(SSPSX)

STATE STREET INSTITUTIONAL U.S. EQUITY FUND		January 31, 2023
Investment Class	(SUSIX)
Service Class	(SUSSX)

STATE STREET INSTITUTIONAL SMALL-CAP EQUITY FUND		January 31, 2023
Investment Class	(SIVIX)
Service Class	(SSQSX)

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EQUITY 500 INDEX FUND		April 30, 2022
Administrative Shares	(STFAX)
Service Shares	(STBIX)
Class R Shares	(SSFRX)
Class A	(SSSVX)
Class I	(SSSWX)
Class K	(SSSYX)

STATE STREET AGGREGATE BOND		April 30, 2022
INDEX FUND
Class A	(SSFCX)
Class K	(SSFEX)
Class I	(SSFDX)

STATE STREET INSTITUTIONAL LIQUID		April 30, 2022
RESERVES FUND
Premier Class	(SSIXX)
Investment Class	(SSVXX)
Service Class	(LRSXX)
Institutional Class	(SSHXX)
Administration Class	(SSYXX)
Investor Class	(SSZXX)
Trust Class	(TILXX)
Bancroft Capital Class	(VTDXX)
Opportunity Class	(OPIXX)

STATE STREET INSTITUTIONAL U.S.		April 30, 2022
GOVERNMENT MONEY MARKET FUND
Premier Class	(GVMXX)
Investment Class	(GVVXX)
Select Class	(GVSXX)
Institutional Class	(SAHXX)
Administration Class	(SALXX)
Investor Class	(SAMXX)
Class G	(SSOXX)
Bancroft Capital Class	(VTGXX)
Blaylock Van Class	(BUYXX
Cabrera Capital Markets Class	(CAHXX)
Opportunity Class	(OPGXX)

STATE STREET INSTITUTIONAL		April 30, 2022
TREASURY MONEY MARKET FUND
Premier Class	(TRIXX)
Investment Class	(TRVXX)
Select Class	(TYSXX)
Administration Class	(SSKXX)
Institutional Class	(SSJXX)
Investor Class	(SSNXX)
Bancroft Capital Class	(VTTXX)
Cabrera Capital Markets Class	(CSJXX)
Opportunity Class	(OPRXX)

STATE STREET INSTITUTIONAL		April 30, 2022
TREASURY PLUS MONEY MARKET FUND
Investment Class	(TPVXX)
Premier Class	(TPIXX)
Select Class	(TPSXX)
Institutional Class	(SAJXX)
Investor Class	(SAEXX)
Administration Class	(SSQXX)
Trust Class	(TPLXX)
Bancroft Capital Class	(VTLXX)
Cabrera Capital Markets Class	(CAJXX)
Blaylock Van Class	(BVYXX)
Opportunity Class	(OPTXX)

STATE STREET GLOBAL ALL CAP EQUITY		April 30, 2022
EX-U.S. INDEX FUND
Class A	(SSGHX)
Class K	(SSGLX)
Class I	(SSGJX)

STATE STREET TARGET RETIREMENT		April 30, 2022
2050 FUND
Class I	(SSDJX)
Class K	(SSDLX)
Class R3	(SSAUX)

STATE STREET TARGET RETIREMENT		April 30, 2022
2055 FUND
Class I	(SSDOX)
Class K	(SSDQX)
Class R3	(SSAWX)

STATE STREET TARGET RETIREMENT		April 30, 2022
2060 FUND
Class I	(SSDWX)
Class K	(SSDYX)
Class R3	(SSAYX)

STATE STREET EQUITY 500 INDEX II		April 30, 2022
PORTFOLIO	(SSEYX)

STATE STREET AGGREGATE BOND		April 30, 2022
INDEX PORTFOLIO	(SSAFX)

STATE STREET GLOBAL ALL CAP EQUITY		April 30, 2022
EX-U.S. INDEX PORTFOLIO	(SSGVX)

STATE STREET TARGET RETIREMENT		April 30, 2022
FUND
Class I	(SSFNX)
Class K	(SSFOX)
Class R3	(SSFQX)

STATE STREET TARGET RETIREMENT		April 30, 2022
2020 FUND
Class I	(SSBNX)
Class K	(SSBOX)
Class R3	(SSADX)

STATE STREET TARGET RETIREMENT		April 30, 2022
2025 FUND
Class I	(SSBRX)
Class K	(SSBSX)
Class R3	(SSAHX)

STATE STREET TARGET RETIREMENT		April 30, 2022
2030 FUND
Class I	(SSBWX)
Class K	(SSBYX)
Class R3	(SSAJX)

STATE STREET TARGET RETIREMENT		April 30, 2022
2035 FUND
Class I	(SSCJX)
Class K	(SSCKX)
Class R3	(SSAZX)

STATE STREET TARGET RETIREMENT		April 30, 2022
2040 FUND
Class I	(SSCNX)
Class K	(SSCQX)
Class R3	(SSAKX)

STATE STREET TARGET RETIREMENT		April 30, 2022
2045 FUND
Class I	(SSDDX)
Class K	(SSDEX)
Class R3	(SSAOX)

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND		April 30, 2022
Class A	(SSHEX)
Class I	(SSHNX)
Class K	(SSHQX)

STATE STREET INTERNATIONAL		April 30, 2022
DEVELOPED EQUITY INDEX FUND
Class A	(SSIHX)
Class I	(SSIKX)
Class K	(SSIWX)

STATE STREET SMALL/MID CAP EQUITY		April 30, 2022
INDEX FUND
Class A	(SSMJX)
Class I	(SSMLX)
Class K	(SSMKX)

STATE STREET SMALL/MID CAP EQUITY		April 30, 2022
INDEX PORTFOLIO	(SSMHX)

STATE STREET EMERGING MARKETS		April 30, 2022
EQUITY INDEX FUND
Class A	(SSUEX)
Class I	(SSLEX)
Class K	(SSKEX)

STATE STREET TREASURY OBLIGATIONS		April 30, 2022
MONEY MARKET FUND	(TAQXX)

STATE STREET TARGET RETIREMENT		April 30, 2022
2065 FUND
Class I	(SSFJX)
Class K	(SSFKX)
Class R3	(SSFPX)

STATE STREET INCOME FUND	(SSASX)	January 31, 2023

STATE STREET U.S. CORE EQUITY FUND	(SSAQX)	January 31, 2023

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

STATE STREET SMALL-CAP EQUITY V.I.S. FUND		May 1, 2022
Class 1 Shares	(SSSEX)

STATE STREET TOTAL RETURN V.I.S.		May 1, 2022
FUND
Class 1 Shares	(SSTIX)
Class 3 Shares	(SSTTX)

STATE STREET REAL ESTATE		May 1, 2022
SECURITIES V.I.S. FUND
Class 1 Shares	(SSRSX)

STATE STREET U.S. EQUITY V.I.S. FUND		May 1, 2022
Class 1 Shares	(SSUSX)

STATE STREET INCOME V.I.S. FUND		May 1, 2022
Class 1 Shares	(SSIMX)

STATE STREET PREMIER GROWTH		May 1, 2022
EQUITY V.I.S. FUND
Class 1 Shares	(SPGSX)

STATE STREET S&P 500 INDEX V.I.S.		May 1, 2022
FUND
Class 1 Shares	(SSSPX)

ELFUN FUNDS

ELFUN DIVERSIFIED FUND	(ELDFX)	April 30, 2022

ELFUN GOVERNMENT MONEY		April 30, 2022
MARKET FUND	(ELMXX)

ELFUN INCOME FUND	(EINFX)	April 30, 2022

ELFUN INTERNATIONAL EQUITY FUND		April 30, 2022
(EGLBX)

ELFUN TAX-EXEMPT INCOME FUND		April 30, 2022
(ELFTX)

ELFUN TRUSTS	(ELFNX)	April 30, 2022